INVESTMENT MANAGERS SERIES TRUST II
235 West Galena Street
Milwaukee, Wisconsin 53212

August 23, 2021

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476 and 811-22894 on behalf of the Ambassador Fund.

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 253 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(2) for purposes of creating a new series of the Trust.

Please direct your comments regarding this Post-Effective Amendment to me at (626) 385-5777 or you may contact me at diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake
Secretary